UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Development services and preproduction	$ 4,129	$ 2,983
Sale of products	1,540	328
Total revenues	5,669	3,311
Cost of sales and services:
Development services and preproduction	2,673	1,323
Sale of products	649	201
Total cost of sales and services	3,322	1,524
Gross profit	2,347	1,787
Research and development expenses, net	13,390	9,045
Selling and marketing expenses	1,395	1,020
General and administrative expenses	4,194	4,216
Loss from operations	(16,632)	(12,494)
Finance Income	37	210
Finance Expenses	(5,296)	(6,575)
Derivatives Revaluation	(24,104)	(102)
Company's share in the loss of a company accounted by equity method, net	(261)	(111)
Loss before income taxes	(46,256)	(19,072)
Income taxes	0	0
Loss for the period	(46,256)	(19,072)
Other comprehensive income (loss) net of tax:
Exchange gain (loss) arising on translation of foreign operations	(272)	3,674
Total comprehensive loss for the period	$ (46,528)	$ (15,398)
Basic loss per share (in dollars)	$ (0.57)	$ (0.98)	[1]
Diluted loss per share (in dollars)	$ (0.57)	$ (0.98)
Basic weighted average common shares outstanding	80,732,123	19,463,935	[1]
Diluted weighted average common shares outstanding	80,732,123	19,463,935

[1]	Restated as a result of the SPAC transaction